Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value of Financial Instruments (Textual) [Abstract]
Enhancing guarantee bonus feature period		10 years
High liability value policy withdrawal period		20 years
Policy withdrawal period		1 year
Investments guarantee period	7 years
Separate account expiration year	2016
Target portfolio guaranteed period	7 years
Transfers from Level 1 to Level 2	$ 0	$ 42,000,000
Level 3 [Member]
Fair Value of Financial Instruments (Textual) [Abstract]
Separate account assets	$ 1,700,000,000	$ 1,600,000,000